Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of Impact of Restatement on the Balance Sheet	The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 31, 2020:

As of December 31, 2020	As Reported	Adjustment	As Restated
Total assets	$376,847,694		$376,847,694
Total liabilities	$41,398,106		$41,398,106
Class A ordinary shares subject to redemption at $10.00 per share	$330,449,580	$43,300,420	$373,750,000
Preference shares	—	—	—
Class A ordinary shares	433	(433)	—
Class B ordinary shares	934	—	934
Additional paid-in capital	9,830,842	(9,830,842)	—
Accumulated deficit	(4,832,201)	(33,469,145)	(38,301,346)

Total shareholders’ equity (deficit)	$5,000,008	$(43,300,420)	$(38,300,412)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$376,847,694	$—	$376,847,694
Shares of Class A ordinary shares subject to redemption	33,044,958	4,330,042	37,375,000
Shares of Class A ordinary shares	4,330,042	(4,330,042)	—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 17, 2020:

As of December 17, 2020	As Reported, As Revised	Adjustment	As Restated
Total assets	$375,776,800		$375,776,800
Total liabilities	$37,091,089		$37,091,089
Class A ordinary shares subject to redemption at $10.00 per share	$333,685,710	$40,064,290	$373,750,000
Preference shares	—	—	—
Class A ordinary shares	401	(401)	—
Class B ordinary shares	934	—	934
Additional paid-in capital	5,995,328	(5,995,328)	—
Accumulated deficit	(996,662)	(34,068,561)	(35,065,223)
Total shareholders’ equity (deficit)	$5,000,001	$(40,064,290)	$(35,064,289)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$375,776,800	$—	$375,776,800
Shares of Class A ordinary shares subject to redemption	33,368,571	4,006,429	37,375,000
Shares of Class A ordinary shares	4,006,429	(4,006,429)	—

Schedule of Impact of Restatement on Cash Flow Statement
The table below presents the effect of
the
financial statement adjustments related to the restatement discussed above
of the Company’s previously reported statement of cash flows for the period from October 16, 2020 (inception) through December 31, 2020:

Supplemental Disclosure of Noncash Financing Activities
Initial value of Class A ordinary shares subject to possible redemption	$333,685,710	$(333,685,710)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(3,236,130)	$3,236,130	$—

Schedule of Restatement of Earnings Per Share
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the period from October 16, 2020 (inception) through December 31, 2020:

	Earnings Per Share
	As Reported	Adjustment	As Restated
For the Period from October 16, 2020 (Inception) through December 31, 2020
Net loss	$(4,832,201)	$—	$(4,832,201)
Weighted average shares outstanding - Class A ordinary shares	37,375,000	(28,750,000)	8,625,000
Basic and diluted loss per share - Class A ordinary shares	$—	$(0.28)	$(0.28)
Weighted average shares outstanding - Class B ordinary shares	8,429,688	(23,438)	8,406,250
Basic and diluted loss per share - Class B ordinary shares	$(0.57)	$0.29	$(0.28)

Schedule of Reconciliation of Cash Flow from Share Issuances to Temporary Equity Outstanding Value
The Class A ordinary shares issued in the Initial Public Offering and issued as part of the Over-Allotment Units were recognized in Class A ordinary shares stock subject to possible redemption as follows:

Gross Proceeds for initial public offering and over-allotment	$375,750,000
Less:	—
Offering costs allocated to Class A shares subject to possible redemption	(19,477,581)
Proceeds allocated to Public Warrants at issuance	(14,015,630)
Plus:
Accretion of Class A ordinary shares subject to possible redemption amount	33,493,211

Class A ordinary shares subject to possible redemption	$375,750,000